Nuance Concentrated Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Consumer Discretionary - 0.5%
NIKE, Inc. - Class B	4,495	$277,836

Consumer Staples - 31.2% (a)
Beiersdorf AG - ADR	135,599	3,232,680
Calavo Growers, Inc.	28,426	723,157
Clorox Co.	42,420	4,784,552
Henkel AG & Co. KGaA - ADR	169,855	3,500,712
Kenvue, Inc.	133,738	2,327,041
Kimberly-Clark Corp.	26,264	2,626,137
McCormick & Co., Inc.	9,308	575,514
Mission Produce, Inc. (b)	23,668	318,571
		18,088,364

Financials - 9.0%
Aspen Insurance Holdings Ltd. - Class A (b)	73,665	2,749,915
Everest Group Ltd.	3,076	1,019,017
Globe Life, Inc.	10,360	1,452,679
		5,221,611

Health Care - 14.3%
Becton Dickinson & Co.	5,716	1,163,092
Henry Schein, Inc. (b)	11,044	833,601
Hologic, Inc. (b)	15,430	1,156,170
QIAGEN NV	36,365	1,951,709
Quest Diagnostics, Inc.	3,853	720,627
Solventum Corp. (b)	32,144	2,474,124
		8,299,323

Industrials - 16.5%
CNH Industrial NV	40,540	436,210
IDEX Corp.	2,981	591,878
Lindsay Corp.	8,088	1,013,184
Marten Transport Ltd.	335,050	4,121,115
Spirax Group PLC - ADR	8,665	430,520
Werner Enterprises, Inc.	86,496	2,962,488
		9,555,395

Materials - 2.5%
AptarGroup, Inc.	11,734	1,466,163

Utilities - 14.4%
California Water Service Group	105,867	4,732,255
H2O America	22,266	1,158,722
Pennon Group PLC - ADR	47,095	708,780
Portland General Electric Co.	14,331	720,133
United Utilities Group PLC - ADR	29,519	1,011,026
		8,330,916
TOTAL COMMON STOCKS (Cost $47,947,460)		51,239,608

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.	7,670	419,089
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $375,543)		419,089

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (c)	6,417,490	6,417,490
TOTAL MONEY MARKET FUNDS (Cost $6,417,490)		6,417,490

TOTAL INVESTMENTS - 100.2% (Cost $54,740,493)		58,076,187
Liabilities in Excess of Other Assets - (0.2)%		(104,673)
TOTAL NET ASSETS - 100.0%		$57,971,514

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Nuance Concentrated Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$51,239,608	$–	$–	$51,239,608
Real Estate Investment Trusts	419,089	–	–	419,089
Money Market Funds	6,417,490	–	–	6,417,490
Total Investments	$58,076,187	$–	$–	$58,076,187

Refer to the Schedule of Investments for further disaggregation of investment categories.